Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000884713
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	Cott Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-31410
Entity Tax Identification Number	98-0154711
Entity Address, Address Line One	Corporate Center III
Entity Address, Address Line Three	Suite 400
Entity Address, Address Line Two	4221 W. Boy Scout Blvd.
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	313-1732
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares without nominal or par value
Trading Symbol	COT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false